T. ROWE PRICE GLOBAL EQUITY ETF

January 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
DENMARK 1.7%
Common Stocks 1.7%
Orsted (1)	15,551	350
Total Denmark (Cost $321)		350
FRANCE 6.2%
Common Stocks 6.2%
Sartorius Stedim Biotech	2,030	453
Schneider Electric	1,120	321
Societe Generale	5,954	522
Total France (Cost $1,134)		1,296
GERMANY 1.0%
Common Stocks 1.0%
Hannover Rueck	747	211
Total Germany (Cost $230)		211
ISRAEL 1.3%
Common Stocks 1.3%
CyberArk Software (USD) (1)	610	263
Total Israel (Cost $249)		263
ITALY 1.7%
Common Stocks 1.7%
Ferrari (USD) (2)	1,068	356
Total Italy (Cost $459)		356
JAPAN 4.3%
Common Stocks 4.3%
Chugai Pharmaceutical	6,000	343
ITOCHU	24,000	307
Recruit Holdings	4,900	258
Total Japan (Cost $837)		908
NETHERLANDS 1.8%
Common Stocks 1.8%
Adyen (1)	252	374
Total Netherlands (Cost $445)		374
SPAIN 1.5%
Common Stocks 1.5%
Banco Bilbao Vizcaya Argentaria	12,540	318
Total Spain (Cost $268)		318
SWEDEN 1.8%
Common Stocks 1.8%
Atlas Copco, Class A	18,065	373
Total Sweden (Cost $305)		373

T. ROWE PRICE GLOBAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
TAIWAN 2.2%
Common Stocks 2.2%
Taiwan Semiconductor Manufacturing, ADR (USD)	1,409	466
Total Taiwan (Cost $348)		466
UNITED KINGDOM 1.0%
Common Stocks 1.0%
ARM Holdings, ADR (USD) (1)	2,022	213
Total United Kingdom (Cost $217)		213
UNITED STATES 75.4%
Common Stocks 75.4%
Advanced Micro Devices (1)	2,162	512
Allstate	1,583	315
Amazon.com (1)	1,523	364
Ameren	1,790	185
Amphenol, Class A	3,345	482
Apollo Global Management	1,698	228
AppLovin, Class A (1)	875	414
Ares Management, Class A	1,395	209
Arista Networks (1)	3,429	486
Bank of America	7,153	381
Broadcom	2,506	830
Carvana (1)	501	201
CME Group	1,218	352
ConocoPhillips	3,920	409
Costco Wholesale	256	241
Danaher	1,138	249
Deere	668	353
GoDaddy, Class A (1)	1,826	184
Hubbell	635	310
Humana	1,359	265
JPMorgan Chase	1,009	309
Liberty Media-Liberty Formula One, Class C (1)	3,164	275
Linde	765	350
Marsh & McLennan	2,595	488
Meta Platforms, Class A	1,075	770
Microsoft	2,371	1,020
Netflix (1)	5,005	418
NVIDIA	6,204	1,186
NVR (1)	30	229
Old Dominion Freight Line	2,945	510
O'Reilly Automotive (1)	4,289	422
QXO (1)(2)	9,787	217
Reddit, Class A (1)	897	162
RenaissanceRe Holdings	1,262	355
Steel Dynamics	2,668	479

T. ROWE PRICE GLOBAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Synopsys (1)	795	370
Teledyne Technologies (1)	737	457
Valero Energy	2,239	406
WW Grainger	366	395
Total United States (Cost $15,527)		15,788
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 3.65% (3)	17,779	18
Total Short-Term Investments (Cost $18)		18
SECURITIES LENDING COLLATERAL 1.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.5%
Money Market Funds 1.5%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4)	319,292	319
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		319
Total Securities Lending Collateral (Cost $319)		319
Total Investments 101.5% of Net Assets (Cost $20,677)		$21,253
Other Assets Less Liabilities (1.5)%		(313)
Net Assets 100.0%		$20,940

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at January 31, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
USD	U.S. Dollar

T. ROWE PRICE GLOBAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 1/31/26
T. Rowe Price Government Reserve Fund	$74	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	319
	Total			$319^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $319.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE GLOBAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$17,086	$3,830	$—	$20,916
Short-Term Investments	18	—	—	18
Securities Lending Collateral	319	—	—	319
Total	$17,423	$3,830	$—	$21,253
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE GLOBAL EQUITY ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1195-054Q1
01/26